13FCON P 2/14/06

05077063

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Chesapeake Partners Management Co., Inc.**
Address: **1829 Reisterstown Road**
Suite 420
Baltimore, Maryland 21208

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

Name: **Mark D. Lerner**
Title: **Vice President**
Phone: **(410) 602-0195**

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner	Baltimore, Maryland	02/14/05
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $767,523 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Banknorth Group Inc.	Common	06646R107	41,772	1,141,300	SH		SOLE		SOLE		
Dupont Photomasks	Common	26613X101	18,111	685,761	SH		SOLE		SOLE		
Fidelity National	Common	316326107	8,087	177,070	SH		SOLE		SOLE		
Fox Entertainment	Common	35138T107	8,293	265,300	SH		SOLE		SOLE		
Goldcorp, Inc.	Common	380956409	12,310	818,455	SH		SOLE		SOLE		
ISPAT International	Common	464899103	27,855	720,700	SH		SOLE		SOLE		
Johnson Outdoors Inc.	Common	479167108	2,156	107,287	SH		SOLE		SOLE		
Mandalay Resort Grp	Common	562567107	38,672	549,090	SH		SOLE		SOLE		
Mandalay Resort Grp	Common	562567107	14,086	200,000	SH	CALL	SOLE				NONE
News Corp. Cl A	Common	65248E104	1,866	100,000	SH		SOLE		SOLE		
Sears Roebuck & Co.	Common	812387108	9,951	195,000	SH		SOLE		SOLE		
Symantec Corporation	Common	871503108	34,390	1,335,000	SH		SOLE		SOLE		
Symantec Corporation	Common	871503108	2,576	100,000	SH	CALL	SOLE				NONE
Veritas Software Corp.	Common	923436109	115,627	4,050,000	SH		SOLE		SOLE		
VISX, Inc.	Common	92844S105	31,383	1,213,110	SH		SOLE		SOLE		
WMC Resources	Common	92928R106	5,123	226,801	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Alico, Inc.	Common	016230104	1,633	27,900	SH		SOLE		SOLE		
Caesars Entert., Inc.	Common	127687101	12,804	600,000	SH		SOLE		SOLE		
Guidant Corp.	Common	401698105	78,589	1,090,000	SH		SOLE		SOLE		
Guidant Corp.	Common	401698105	7,210	100,000	SH	CALL	SOLE				NONE
Hollinger Int'l Inc.	Common	435569108	28,111	1,792,800	SH		SOLE		SOLE		
Lions Gate Ent.	Common	535919203	796	75,000	SH		SOLE		SOLE		
Loews Corporation	Common	540424108	41,547	591,000	SH		SOLE		SOLE		
Magnum Hunter	Common	55972F203	258	20,000	SH		SOLE		SOLE		
Mylan Labs, Inc.	Common	628530107	44,737	2,530,400	SH		SOLE		SOLE		
Noranda, Inc.	Common	655422103	9,193	524,300	SH		SOLE		SOLE		
Ocular Sciences, Inc.	Common	675744106	38,336	782,200	SH		SOLE		SOLE		
Omnicare, Inc.	Common	681904108	19,969	576,800	SH		SOLE		SOLE		
Pulitzer, Inc.	Common	745769109	324	5,000	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Nextel Comm.	Common	65332V103	54,834	1,827,800	SH		SOLE		SOLE		
Nextel Comm.	Common	65332V103	3,000	100,000	SH	CALL	SOLE				NONE
Sprint Corp (FON	Common	852061100	48,954	1,970,000	SH		SOLE		SOLE		
Sprint Corp (FON	Common	852061100	4,970	200,000	SH	CALL	SOLE				NONE

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